Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of income attributable to ordinary shareholders explanatory	i. Income attributable to ordinary shareholders

	2025	2024	2023
Income for the year, attributable to the owners of the Company	$351,861	617,439	273,334

Summary Of earnings per share explanatory
ii. Weighted-average number of ordinary shares (basic)

	Note	2025	2024	2023
Issued ordinary shares at January 1	26	1,364,239,590	1,364,239,590	1,364,239,590
New authorized ordinary shares		94,794,500	—	243,352
Treasury shares pending subscription		—	—	(243,352)
Shares held in a Mexican Trust		(9,937,290)	(27,843,940)	(45,688,160)

Weighted-average number of ordinary shares (basic)		1,449,096,800	1,336,395,650	1,318,551,430

Basic income per share (US dollars)		$0.24	0.46	0.21

Disclosure of diluted earnings per share explanatory
The calculation of diluted EPS has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding after adjustment to the effects of all dilutive potential ordinary shares:

	2025	2024	2023
iii. Weighted-average number of ordinary shares (diluted)
Weighted-average number of ordinary shares (basic)	1,449,096,800	1,336,395,650	1,318,551,430
Dilutive ordinary shares through a Mexican Trust	9,937,290	27,843,940	45,688,160

Weighted-average number of ordinary shares (diluted) at December 31	1,459,034,090	1,364,239,590	1,364,239,590

Diluted income per share (US dollars)	$0.24	0.45	0.20